Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues (note 2k)
Operating expenses:
Research and development expenses, net (notes 2l, 15a)	5,724	4,255	1,691
General and administrative expenses (note 15b)	2,895	1,044	480
Total operating expenses	8,619	5,299	2,171
Operating (loss)	(8,619)	(5,299)	(2,171)
Financial income (note 15c)	238	1,060	37
Financial expenses (note 15d)	(1,003)	(3)	(370)
Net (loss)	(9,384)	(4,242)	(2,504)
Other comprehensive gain (loss)
Interest on convertible notes
Exchange differences arising from translating financial statements from functional to presentation currency (note 2c, 2r)	951	(748)	336
Total other comprehensive gain (loss)	951	(748)	336
Total comprehensive (loss)	$ (8,433)	$ (4,990)	$ (2,168)
Basic & diluted (loss) per share (note 2o)	$ (1.11)	$ (1.40)	$ (0.94)
Weighted average number of shares outstanding	8,649,486	3,509,346	3,425,925